Expense Example - Mast Multialternative Strategy Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,092
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	$ 1,371